Changes in the difference between the fair value at initial recognition and the value using models with unobservable inputs (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in the difference between the fair value at initial recognition and the value using models with unobservable inputs [Abstract]
Beginning balance	₩ (126,111)	₩ (137,393)
Deferral on new transactions	(178,223)	(91,625)
Recognized in profit for the year	131,475	102,907
Ending balance	₩ (172,859)	₩ (126,111)